Schedule I - Condensed Financial Information of Parent Company - Statements of Cash Flows (Detail) - USD ($) $ in Thousands		12 Months Ended
	Jul. 19, 2015	May 31, 2019	May 31, 2018	May 31, 2017
Cash flows from operating activities
Net income		$ 238,065	$ 296,130	$ 274,457
Adjustments to reconcile net income to net cash provided by operating activities
Equity in earnings of its subsidiaries, the VIEs, the VIE's subsidiaries and schools		2,289	379	3,289
Realized gain from long-term investments		(26,379)	(7,366)	(7,086)
Loss from fair value change of long-term investments		104,636
Share-based compensation expenses		71,336	57,443	20,287
Changes in operating assets and liabilities:
Prepaid expenses and other current assets		(23,624)	(51,738)	(14,796)
Accrued expenses and other current liabilities		(18,321)	68,226	40,331
Amounts due to related parties		670	(21)	8
Net cash provided by operating activities		805,648	781,127	622,694
Cash flows from investing activities
Net cash used in investing activities		(574,712)	(407,143)	(672,400)
Cash flows from financing activities
Proceeds from long-term loan		96,457
Cash paid for shares repurchase		(55,962)
Proceeds from issuance of common shares upon exercise of share options			1	542
Cash paid for dividend	$ (71,153)		(71,153)
Net cash provided by (used in) financing activities		266,649	(74,881)	4,792
Net change in cash, cash equivalents and restricted cash		431,462	342,095	(68,460)
Cash and cash equivalents, beginning of year		983,319
Cash and cash equivalents, end of year		1,414,171	983,319
Parent Company [Member]
Cash flows from operating activities
Net income		238,065	296,130	274,457
Adjustments to reconcile net income to net cash provided by operating activities
Equity in earnings of its subsidiaries, the VIEs, the VIE's subsidiaries and schools		(300,633)	(310,549)	(292,571)
Dividend received from subsidiaries			38,471	43,417
Realized gain from long-term investments			(4,785)
Loss from fair value change of long-term investments		(6,410)
Share-based compensation expenses		63,315	57,443	20,287
Changes in operating assets and liabilities:
Prepaid expenses and other current assets		0	(7,148)	5,404
Amounts due from related parties		19,094	(30,307)
Accrued expenses and other current liabilities		15,367	(2,653)	(2,341)
Amounts due to related parties			12,903	(40,207)
Net cash provided by operating activities		28,798	49,505	8,446
Cash flows from investing activities
Investments in term deposits		(69,000)	10,000
Payment for available-for-sale investments		(2,000)	(2,766)	(1,000)
Proceed from long-term investments			9,285
Loans to related parties			(1,487)
Investments in a subsidiary			(10)	(8,500)
Net cash used in investing activities		(71,000)	15,022	(9,500)
Cash flows from financing activities
Proceeds from long-term loan		96,457
Cash paid for shares repurchase		(55,962)
Proceeds from issuance of common shares upon exercise of share options			1	542
Loan from a related party			690
Cash paid for dividend			(71,153)
Net cash provided by (used in) financing activities		40,495	(70,462)	542
Net change in cash, cash equivalents and restricted cash		(1,707)	(5,935)	(512)
Cash and cash equivalents, beginning of year		5,537	11,472	11,984
Cash and cash equivalents, end of year		$ 3,830	$ 5,537	$ 11,472